GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Going Concern [Line Items]
Net loss	$ (2,151,909)	$ (454,250)	$ (6,552,870)	$ (1,586,167)	$ (3,412,754)	$ (829,564)
Net Cash Used In Operating Activities			2,205,144	$ 697,541	1,426,479	226,442
Stockholders Equity	(3,520,873)		(3,520,873)		(3,053,516)	(1,408,314)	$ (792,476)
Working Capital Deficit	3,526,238		3,526,238		3,058,694
Retained Earnings (Accumulated Deficit)	$ (27,518,541)		$ (27,518,541)		$ (20,965,671)	$ (17,552,917)